Consolidated Statements of Changes in Equity - CAD ($)	Shares Capital	Reserve For Stock Options	Reserve for Warrants	Total Reserves	Accumulated Other Comprehensive Income	Accumulated Deficit	Non-controlling Interests	Total
Begning balance, shares at Jan. 31, 2015	42,825,337
Begning balance, amount at Jan. 31, 2015	$ 45,205,901	$ 768,274	$ 1,916,575	$ 2,684,849	$ 87,588	$ (29,723,877)	$ 10,320	$ 18,264,781
Common shares issued for cash: Private Placements, Shares	5,000,000
Common shares issued for cash: Private Placements, Amount	$ 162,500		87,500	87,500				250,000
Less: Share issuance costs	(1,126)
Share-based payments		13,446	143,696	157,142				157,142
Transfer of expired/cancelled options and warrants		(118,000)	(1,725,445)	(1,843,445)		1,843,445
Unrealized gain on investment in securities, net of tax					(46,960)			(46,960)
Net income for the year						50,521		50,521
Ending balance, shares at Jan. 31, 2016	47,825,337
Ending balance, amount at Jan. 31, 2016	$ 45,367,275	663,720	422,326	1,086,046	40,628	(27,829,911)	10,320	18,674,358
Exercise of warrants and compensation options, Shares	1,000,000
Exercise of warrants and compensation options, Amount	$ 117,857		(17,857)	(17,857)				100,000
Share-based payments		7,865		7,865				72,398
Unrealized gain on investment in securities, net of tax					40,449			40,449
Exercise of stock options, Shares	25,000
Exercise of stock options, Amount	$ 10,250	(4,250)		(4,250)				6,000
Net income for the year						(981,139)		(981,139)
Ending balance, shares at Jan. 31, 2017	48,850,337
Ending balance, amount at Jan. 31, 2017	$ 45,495,382	667,335	404,469	1,071,804	81,077	(28,811,050)	10,320	17,847,533
Less: Share issuance costs	$ (5,850)							(5,850)
Exercise of warrants and compensation options, Shares	3,965,000
Exercise of warrants and compensation options, Amount	$ 481,315		(76,565)	(76,565)				404,750
Share-based payments		565,250		565,250				565,250
Transfer of expired/cancelled options and warrants		(269,581)	(10,000)	(279,581)		279,581
Unrealized gain on investment in securities, net of tax					(57,269)			(57,269)
Exercise of stock options, Shares	510,000
Exercise of stock options, Amount	$ 249,209	(98,609)		(98,609)				150,600
Common shares returned to treasury and cancelled, Shares	(4,150,000)
Common shares returned to treasury and cancelled, Amount	$ (1,411,000)							(1,411,000)
Common shares repurchased and cancelled, Shares	(911,500)
Common shares repurchased and cancelled, Amount	$ (320,431)							(320,431)
Common shares repurchased in treasury, Shares	(432,500)
Common shares repurchased in treasury, Amount	$ (132,309)							(132,309)
Net income for the year						2,015,340		2,015,340
Ending balance, shares at Jan. 31, 2018	47,831,337
Ending balance, amount at Jan. 31, 2018	$ 44,356,316	$ 864,395	$ 228,515	$ 1,182,299	$ 23,808	$ (26,516,129)	$ 10,320	$ 19,056,614